MANAGEMENT OF FINANCIAL RISK (Schedule of Company's Maximum Exposure to Credit Risk) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	$ 128,148	$ 80,493	$ 107,097
Trade and other receivables	69,529	68,165
Other non-current receivables	59,416	51,923
Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	128,148	80,493
Trade and other receivables	69,529	68,165
Income tax receivable	6,283	718
Other non-current receivables	18,693	8,503
Total financial assets	$ 222,653	$ 157,879